Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-based Compensation
Schedule of stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Sales and marketing	$4	$30	$19	$89
General and administrative	13	128	83	384
Research and development	15	58	67	183
Total stock-based compensation expense	$32	$216	$169	$656

	Year Ended
	December 31,
	2023	2022
Sales and marketing	$107	$280
General and administrative	451	1,494
Research and development	209	313
Total stock-based compensation expense	$767	$2,087

Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2023	263	$21,909.50		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(105)	7,629.90
Outstanding at September 30, 2024	158	$31,381.48	6.10	$—
Exercisable at September 30, 2024	144	$34,101.10	5.97	$—
Vested and expected to vest at September 30, 2024	158	$31,381.48	6.10	$—

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2023	25	$7,505.04
Granted	—	—
Vested (1)	(17)	$(9,333.94)
Cancelled/Forfeited	—	—
Non-vested RSUs at September 30, 2024	8	$3,847.14
(1)	At September 30, 2024, there were 2 shares of common stock related to RSU awards that had vested and the shares were not distributed to the participants.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2021	591	$12,644.00
Granted	566	981.36
Vested(1)	(865)	(5,651.52)
Cancelled/Forfeited	(213)	(11,013.04)
Unvested RSUs at December 31, 2022	79	10,100.70
Granted	—	—
Vested(1)	(54)	(11,298.98)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2023	25	$7,505.04
(1)	At December 31, 2023 and 2022, there were 2 and 5 shares of common stock, respectively, related to RSU awards that have vested and the shares were not released to the participants subsequently. Additionally, during the year ended December 31, 2023 due to a decline in our stock price 8 shares of common stock were not issued in order to cover employee taxes.

Summary of assumptions used to estimate grant date fair value of stock options granted

Risk-free interest rate	2.67%
Expected term (in years)	6.25
Expected dividend yield	0%
Expected volatility	80.40%

2003 Stock Incentive Plan, as amended and restated
Stock-based Compensation
Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2021	306	$23,117.06		$—
Options granted	194	3,422.00
Options exercised	—	—
Options cancelled	(130)	8,071.28
Outstanding at December 31, 2022	370	18,075.70		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(107)	8,661.72
Outstanding at December 31, 2023	263	21,909.50	6.4	$—
Exercisable at December 31, 2023	213	25,839.58	6.0	—
Vested and expected to vest at December 31, 2023	274	21,909.50	6.4	—